Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 100,000	Fees	CHILE	Government of Chile	Ricardo	Copper	Exploration	Open Pit
#: 2
	35,000	Fees	CHILE	Government of Chile	Tamarugo	Copper	Exploration	Open Pit
#: 3
	1,019,000	Infrastructure	ECUADOR	Decentralized Autonomous Parish Government of San Antonio	Warintza	Copper	Exploration	Open Pit
#: 4
	165,000	Taxes	ECUADOR	Government of Ecuador	Warintza	Copper	Exploration	Open Pit
#: 5
	322,000	Fees	ECUADOR	Government of Ecuador	Warintza	Copper	Exploration	Open Pit
#: 6
	1,535,000	Fees	ECUADOR	Government of Ecuador	Warintza	Copper	Exploration	Open Pit
#: 7
	91,000	Taxes	ECUADOR	Municipal Government Of Quito	Warintza	Copper	Exploration	Open Pit
#: 8
	88,000	Taxes	ECUADOR	Municipal Government Of Canton Morona	Warintza	Copper	Exploration	Open Pit
#: 9
	$ 105,000	Taxes	ECUADOR	Government of Ecuador	Warintza	Copper	Exploration	Open Pit